Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Bone Biologics, Corp.
Entity Central Index Key	0001419554
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment description	Amendment No. 2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company